FINANCIAL INSTRUMENTS (Details 2) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
Financial Instruments
Cash	$ 5,591,717	$ 6,804,579	$ 8,858,247	$ 1,582,384
Current assets excluding cash	13,389,038	8,807,958	8,563,290	6,327,629
Total current assets	18,980,755	15,612,537	17,421,537	7,910,013
Current liabilities	6,012,126	(11,770,203)	(13,004,181)	(5,315,904)
Working capital	12,968,629	3,842,334	4,417,356	2,594,109
Current liabilities	$ (6,012,126)	$ 11,770,203	$ 13,004,181	$ 5,315,904